IFRS 7 Disclosure	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
IFRS 7 Disclosure

Text and tables presented in a blue-tinted font in the Enterprise-Wide Risk Management section of the MD&A form an integral part of the 2018 annual consolidated financial statements. They present required disclosures as set out by the International Accounting Standards Board in IFRS 7, Financial Instruments – Disclosures, which permits cross-referencing between the notes to the consolidated financial statements and the MD&A. See Note 1 on page 148 and Note 5 on page 164 of the consolidated financial statements.

Credit and Counterparty Risk Governance

The objective of our credit risk management framework is to ensure that all material credit risks to which the enterprise is exposed are identified, measured, managed, monitored and reported. The RRC has oversight of the management of all material risks that we face, including the credit risk management framework. BMO’s credit risk management framework incorporates governing principles that are defined in a series of corporate policies and standards and are applied to more specific operating procedures. These are reviewed on a regular basis and modified when necessary to keep them current and consistent with BMO’s risk appetite. The structure, limits (both notional and capital-based), collateral requirements, monitoring, reporting and ongoing management of our credit exposures are all governed by these credit risk management principles.

Lending officers in the operating groups are responsible for recommending credit decisions based on the completion of appropriate due diligence, and they assume accountability for the risks. With limited exceptions, credit officers in ERPM approve all credit transactions and are accountable for providing an objective independent assessment of the lending recommendations and risks assumed by the lending officers. All of these skilled and experienced individuals in the first and second lines of defence are subject to a rigorous lending qualification process and operate in a disciplined environment with clear delegation of decision-making authority, including individually delegated lending limits, which are reviewed annually. The Board annually reviews our Credit Risk Management Policy and delegates to the CEO discretionary lending limits for further specific delegation to senior officers. Credit decision-making is conducted at the management level appropriate to the size and risk of each transaction, in accordance with comprehensive corporate policies, standards and procedures governing the conduct of activities in which credit risk arises. Corporate Audit Division reviews and tests management processes and controls and samples credit transactions in order to assess adherence to acceptable lending standards within the enterprise risk appetite, as well as compliance with all applicable governing policies, standards and procedures.

All credit risk exposures are subject to regular monitoring. Performing accounts are reviewed on a regular basis, with most commercial and corporate accounts reviewed no less frequently than annually. The frequency of review increases in accordance with the likelihood and size of potential credit losses, and deteriorating higher-risk situations are referred to specialized account management groups for closer attention, when appropriate. In addition, regular portfolio and sector reviews are carried out, including stress testing and scenario analysis based on current, emerging or prospective risks. Reporting is provided at least quarterly, and more frequently where appropriate, to RRC and senior management committees in order to keep them informed of credit risk developments in our portfolios, including changes in credit risk concentrations, watchlist accounts, impaired loans, provisions for credit losses, negative credit migration and significant emerging credit risk issues. This facilitates the RRC and senior management committees to effect any measures they may decide to take.

Counterparty credit risk (CCR) creates a bilateral risk of loss because the market value of a transaction can be positive or negative for either counterparty. CCR exposures are also subject to the credit oversight, limit framework and approval processes outlined above. However, given the nature of the risk, CCR exposures are also monitored through the market risk framework and many are collateralized. In order to reduce our exposure to CCR, we often use a regulated central counterparty (CCP) that intermediates between counterparties for contracts in financial markets. CCPs aim to mitigate risk through the use of margin requirements (both initial and variation) and a default management process, including a default fund and other resources. Our exposures to CCPs are subject to the same credit risk governance, monitoring and rating framework we apply to all other corporate accounts.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Credit and Counterparty Risk Management

Collateral Management

Collateral is used for credit risk mitigation purposes to minimize losses that would otherwise be incurred in the event of a default. Depending on the type of borrower or counterparty, the assets available and the structure and term of the credit obligations, collateral can take various forms. For corporate and commercial borrowers, collateral can take the form of pledges of the assets of a business, such as accounts receivable, inventory, machinery, real estate, or personal assets pledged in support of guarantees. For trading counterparties, we may enter into legally enforceable netting agreements for on-balance sheet credit exposures, when possible. In our securities financing transaction business (including repurchase agreements and securities lending), we take eligible financial collateral that we control and can readily liquidate.

Collateral for our derivatives trading counterparty exposures is primarily comprised of cash and high-quality liquid securities (U.S. and Canadian treasury securities, U.S. agency securities, Canadian provincial government securities and certain high-quality European sovereign securities) that are monitored and revalued on a daily basis. Collateral is obtained under the contractual terms of standardized industry documentation. With limited exceptions, we utilize the International Swaps and Derivatives Association Inc. Master Agreement, frequently with a Credit Support Annex, to document our collateralized trading relationships with our counterparties for over-the-counter (OTC) derivatives that are not centrally cleared. Credit Support Annexes entitle a party to demand collateral (or other credit support) when its OTC derivatives exposure to another party exceeds an agreed threshold. Collateral transferred can include an independent initial margin and/or variation margin. Credit Support Annexes contain, among other things, provisions setting out acceptable types of collateral and a method for their valuation (discounts are often applied to the market values), as well as thresholds, whether or not the collateral can be re-pledged by the recipient and how interest is to be calculated.

To document our contractual securities financing relationships with our counterparties, we utilize master repurchase agreements for repurchase transactions and for securities lending transactions, we utilize master securities lending agreements.

On a periodic basis, collateral is subject to revaluation specific to asset type. For loans, the value of collateral is initially established at the time of origination, and the frequency of revaluation is dependent on the type of collateral. For commercial real estate collateral, a full external appraisal of the property is typically obtained at the time of loan origination, unless the exposure is below a specified threshold amount, in which case an internal evaluation and a site inspection are conducted. Internal evaluations may consider property tax assessments, purchase prices, real estate listings or realtor opinions. The case for an updated appraisal is reviewed annually, with consideration given to the borrower risk rating, existing tenants and lease contracts, as well as current market conditions.

When a commercial loan is determined to be impaired, a thorough review of collateral is conducted and updated external appraisals or valuations may be obtained. Quarterly reviews are then completed and collateral positions are reviewed and updated as deemed appropriate.

In Canada, for residential real estate that has a loan-to-value (LTV) ratio of less than 80%, an external property appraisal is routinely obtained at the time of loan origination. We may use an external service provided by Canada Mortgage and Housing Corporation or an automated valuation model provided by our appraisal management company to assist with determining either the current value of a property or the necessity of a full property appraisal.

For insured mortgages in Canada with a high LTV ratio (greater than 80%), we determine the value of the property through the default insurer.

Portfolio Management and Concentrations of Credit and Counterparty Risk

BMO’s credit risk governance policies require an acceptable level of diversification to help ensure we avoid undue concentrations of credit risk. Concentrations of credit risk may exist if a number of clients are engaged in similar activities, are located in the same geographic region or have similar economic characteristics such that their ability to meet contractual obligations could be similarly affected by changes in economic, political or other conditions. Limits may be specified for several portfolio dimensions, including industry, specialty segment (e.g., hedge funds and leveraged lending), country, product and single-name concentrations. The diversification of our credit exposure may be supplemented by the purchase or sale of credit protection through guarantees, insurance or credit default swaps.

Our credit assets consist of a well-diversified portfolio representing millions of clients, the majority of them consumers and small to medium-sized businesses. From an industry viewpoint, our most significant exposure at October 31, 2018 was to individual consumers, comprising $238,400 million ($223,962 million in 2017).

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Total non-trading exposures at default by industry sector, as at October 31, 2018 and 2017, based on the Basel III classifications are as follows:

(Canadian $ in millions)	Drawn		Commitments (undrawn)		OTC derivatives		Other off-balance sheet items		Repo-style transactions		Total (1)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Financial institutions	102,552	89,681	21,741	19,457	1,649	1,474	5,016	4,137	177,094	139,187	308,052	253,936
Governments	44,552	36,829	2,118	2,243	1	–	667	682	8,401	10,626	55,739	50,380
Manufacturing	22,580	19,737	13,490	12,258	10	9	1,396	1,360	–	–	37,476	33,364
Real estate	31,534	26,991	8,170	6,472	1	–	820	829	–	–	40,525	34,292
Retail trade	19,961	18,242	3,617	3,410	–	–	559	523	–	–	24,137	22,175
Service industries	39,067	34,723	12,666	11,207	1	1	2,389	2,831	–	–	54,123	48,762
Wholesale trade	14,659	11,440	4,531	4,675	2	1	436	481	–	–	19,628	16,597
Oil and gas	9,131	8,185	10,410	7,706	–	–	1,804	1,496	–	–	21,345	17,387
Individual	190,688	180,612	47,586	43,223	–	–	126	127	–	–	238,400	223,962
Others (2)	35,617	35,523	18,197	15,709	88	3	6,474	6,617	–	–	60,376	57,852
Total exposure at default	510,341	461,963	142,526	126,360	1,752	1,488	19,687	19,083	185,495	149,813	859,801	758,707

(1)	Credit exposure excluding equity, securitization, trading book and other assets such as non-significant investments, goodwill, deferred tax asset and intangibles.
(2)	Includes industries having a total exposure of less than 2%.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Risk Rating Systems

BMO’s risk rating systems are designed to assess and measure the risk of any exposure.

Credit risk-based parameters are reviewed, validated and monitored regularly. The monitoring is on a quarterly basis for both the wholesale and retail models.

Retail (Consumer and Small Business)

The retail portfolios are comprised of a diversified group of individual customer accounts and include residential mortgages, personal loans, credit cards, auto loans and small business loans. These loans are managed in pools of homogeneous risk exposures for risk rating purposes. Decision support systems are developed using established statistical techniques and expert systems for underwriting and monitoring purposes. Adjudication models, behavioural scorecards, decision trees and expert knowledge are combined to generate optimal credit decisions in a centralized and automated environment.

The retail risk rating system assesses risk based on individual loan characteristics. BMO has a range of internally developed PD, LGD and EAD models for each of the major retail portfolios. The major product lines within each of the retail risk areas are modelled separately, so that the risk-based parameters capture the distinct nature of each product. The models, in general, are designed based on internal data recorded over a period of more than seven years, and adjustments are made at the parameter level to account for any uncertainty. The retail parameters are tested and calibrated on an annual basis, if required, to incorporate additional data points in the parameter estimation process, ensuring that the most recent experience is incorporated. Our largest retail portfolios are the Canadian mortgage, Canadian home equity line of credit and Canadian retail credit card portfolio.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Wholesale (Corporate, Commercial, Bank and Sovereign)

Within our wholesale portfolios, we utilize an enterprise-wide risk rating framework that is applied to all our sovereign, bank, corporate and commercial counterparties. One key element of this framework is the assignment of appropriate borrower or counterparty risk ratings (BRRs). BMO has a range of internally designed general and sector-specific BRR models, as well as portfolio-level LGD and EAD models for each of the corporate, commercial, bank and sovereign portfolios.

The BRR models capture the key financial and non-financial characteristics of the borrowers and generate a borrower-level rating that reflects the ranking ordering of the default risk. The models are primarily designed by using internal data, supplemented with judgment as necessary, for low default portfolios. BRRs are assessed and assigned at the time of loan origination, and reassessed when borrowers request changes to credit facilities or when events trigger a review, such as an external rating change or covenant breach. BRRs are reviewed no less frequently than annually, and more frequent reviews are conducted for borrowers with less acceptable risk ratings.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Credit Quality Information

Portfolio Review

Total enterprise-wide credit risk exposures were $860 billion at October 31, 2018, comprised of $445 billion in Canada, $347 billion in the United States and $68 billion in other jurisdictions.

Loan Maturities and Interest Rate Sensitivity

The following table presents gross loans and acceptances by contractual maturity and by country of ultimate risk:

(Canadian $ in millions)	1 year or less		Over 1 year to 5 years		Over 5 years		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Canada
Consumer	54,375	55,568	109,991	106,023	4,199	4,349	168,565	165,940
Commercial and corporate (excluding real estate)	57,530	49,693	16,438	14,699	1,750	1,367	75,718	65,759
Commercial real estate	7,397	6,226	10,143	8,997	1,275	1,453	18,815	16,676
United States	33,688	33,382	71,928	61,394	25,955	20,947	131,571	115,723
Other countries	8,628	11,184	624	920	294	684	9,546	12,788
Total	161,618	156,053	209,124	192,033	33,473	28,800	404,215	376,886

The following table presents net loans and acceptances by interest rate sensitivity:

(Canadian $ in millions)	2018	2017
Fixed rate	193,661	190,254
Floating rate	190,330	168,253
Non-interest sensitive (1)	18,585	16,546
Total	402,576	375,053

(1)	Non-interest sensitive is comprised of customers’ liability under acceptances.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Market Risk

Market risk arises from BMO’s trading and underwriting activities, as well as its structural banking activities. The magnitude and importance of these activities to the enterprise, along with the potential volatility of market variables, call for diligent governance and a robust market risk management framework that ensures effective identification, measurement, reporting and control of market risk exposures.

Trading and Underwriting Market Risk Governance

BMO’s market risk-taking activities are subject to a comprehensive governance framework. The RRC provides oversight of the management of market risk on behalf of the Board of Directors and approves limits governing market risk exposures that are consistent with our risk appetite. The RMC regularly reviews and discusses significant market risk exposures and positions, and provides ongoing senior management oversight of BMO’s risk-taking activities. Both of these committees are kept apprised of specific market risk exposures and other factors that could expose BMO to unusual, unexpected or unquantified risks associated with market exposures, as well as other current and emerging market risks. In addition, all businesses and individuals authorized to conduct trading and underwriting activities on behalf of BMO are required to work within BMO’s risk governance framework and, as part of their first-line-of-defence responsibilities, they must adhere to all relevant corporate policies, standards and procedures and maintain and manage market risk exposures within specified limits and risk tolerances. In support of BMO’s risk governance framework, our market risk management framework is comprised of the processes, infrastructure and supporting documentation which, together, ensure that the bank’s market risk exposures are appropriately identified, accurately measured, and independently monitored and controlled on an ongoing basis.

Trading and Underwriting Market Risk

Our trading and underwriting businesses give rise to market risk associated with buying and selling financial products in the course of servicing customer requirements, market making and related financing activities, and from assisting clients to raise funds by way of securities issuance.

Identification and Measurement of Trading and Underwriting Market Risk

As the first step in the management of market risk, thorough assessment processes are in place to identify market risk exposures associated with both new products and the evolving risk profile of existing products, including on- and off-balance sheet positions, trading and non-trading positions and market risk exposures arising from the domestic and foreign operations of our operating groups.

Reflecting the multi-dimensional nature of market risk, various metrics and techniques are then employed to measure identified market risk exposures. These metrics primarily include Value at Risk, Stressed Value at Risk, and regulatory and economic capital attribution, as well as stress testing. Other techniques include the analysis of the sensitivity of our trading and underwriting portfolios to various market risk factors and the review of position concentrations, notional values and trading losses.

A consistent set of VaR and SVaR models is used for both management and regulatory purposes across all BMO Financial Group legal entities in which trading and/or underwriting activities are conducted.

We use a variety of methods to verify the integrity of our risk models, including the application of back-testing against hypothetical losses and approval by an independent model validation team. This testing is aligned with defined regulatory expectations, and its results confirm the reliability of our models. The volatility data and correlations that underpin our models are updated frequently, so that risk measures reflect current conditions.

Back-testing assumes there are no changes in the previous day’s closing positions and then isolates the effects of each day’s price movements against those closing positions. The bank’s VaR model is back-tested daily, and the one-day 99% confidence level VaR at the local and consolidated BMO levels is compared with the estimated daily profit and loss (P&L) that would be recorded if the portfolio composition remained unchanged. If this P&L result is negative and its absolute value is greater than the previous day’s VaR, a back-testing exception occurs. Each exception is investigated, explained and documented, and the back-testing results are reviewed by senior management and reported to our regulators.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Although it is a valuable indicator of risk, as with any model-driven metric, VaR has limitations. Among these limitations is the assumption that all positions can be liquidated within the assumed one-day holding period, which may not be the case under illiquid market conditions. Generally, market liquidity horizons are reviewed for suitability and updated where appropriate for relevant risk metrics. Further limitations of the VaR metric include the assumption that historical data can be used as a proxy to forecast future market events, and the fact that VaR calculations are based upon portfolio positions at the close of business and do not reflect the impact of intra-day trading activity.

Monitoring and Control of Trading and Underwriting Market Risk

A comprehensive set of limits is applied to these metrics, and these limits are subject to regular monitoring and reporting, with any breach of the limits escalated to the appropriate level of management. Risk profiles of our trading and underwriting activities are maintained within our risk appetite and supporting limits, and are monitored and reported to traders, management, senior executives and Board committees. Other significant controls include the independent valuation of financial assets and liabilities, as well as compliance with our Model Risk Management Framework to mitigate model risk.

Total Trading Value at Risk (VaR) Summary (1)(2)

As at or for the year ended October 31 (pre-tax Canadian $ equivalent in millions)	2018				2017
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	0.7	0.9	13.6	0.3	0.9	0.9	1.7	0.4
Equity VaR	4.4	4.4	7.8	2.9	3.3	3.1	8.5	2.2
Foreign exchange VaR	0.5	0.6	2.2	0.1	0.3	0.8	3.1	0.1
Interest rate VaR	6.1	5.9	8.7	3.6	5.0	6.1	11.4	3.9
Credit VaR	7.4	2.6	7.4	1.5	1.9	2.3	4.1	1.5
Diversification	(8.3)	(6.8)	nm	nm	(5.9)	(7.0)	nm	nm
Total Trading VaR	10.8	7.6	17.5	4.7	5.5	6.2	10.0	4.3
Total Trading SVaR	56.3	26.8	56.3	16.6	24.6	20.5	34.6	13.4

(1)	One-day measure using a 99% confidence interval. Benefits are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly and at month end.

nm – not meaningful

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Structural (Non-Trading) Market Risk

Structural market risk is comprised of interest rate risk arising from our banking activities (loans and deposits) and foreign exchange risk arising from our foreign currency operations and exposures.

Structural Market Risk Governance

BMO’s Corporate Treasury group is responsible for the ongoing management of structural market risk across the enterprise, with independent oversight provided by the Market Risk group. In addition to Board-approved limits on earnings at risk and economic value sensitivities due to changes in interest rates, more granular management limits are in place to guide the daily management of this risk.

The RRC has oversight of the management of structural market risk, annually approves the structural market risk plan and limits, and regularly reviews structural market risk positions. The RMC and the Balance Sheet and Capital Management Committee (BSCMC) regularly review structural market risk positions and provide senior management oversight.

Structural Market Risk Measurement

Interest Rate Risk

Structural interest rate risk arises when changes in interest rates affect the market value, cash flows and earnings of assets and liabilities related to our banking activities. The objective of structural interest rate risk management is to maintain high-quality earnings and maximize sustainable product spread, while managing the risk to the economic value of our assets arising from changes in interest rates.

Structural interest rate risk is primarily comprised of interest rate mismatch risk and product embedded option risk.

Interest rate mismatch risk arises when there are differences in the scheduled maturities, repricing dates or reference rates of assets, liabilities and derivatives. The net interest rate mismatch, representing residual assets funded by common shareholders’ equity, is managed to a target profile through interest rate swaps and securities.

Product embedded option risk arises when product features allow customers to alter cash flows, such as scheduled maturity or repricing dates, usually in response to changes in market conditions. Product embedded options include loan prepayments, deposit redemption privileges and committed rates on unadvanced mortgages. Product embedded options and associated customer behaviours are captured in risk modelling, and hedging programs may be used to manage this risk to low levels.

Structural interest rate risk is measured using simulations, earnings sensitivity and economic value sensitivity analysis, stress testing and gap analysis, in addition to other treasury risk metrics.

 The models used to measure structural interest rate risk use projected changes in interest rates and predict how customers would likely react to these changes. For customer loans and deposits with scheduled maturity and repricing dates (such as mortgages and term deposits), our models measure the extent to which customers are likely to use embedded options to alter those scheduled terms. For customer loans and deposits without scheduled maturity and repricing dates (such as credit card loans and chequing accounts), we measure our exposure using models that adjust for elasticity in product pricing and reflect historical and forecasted trends in balances. The results of these structural market risk models, by their nature, have inherent uncertainty, as they reflect potential anticipated pricing and customer behaviours, which may differ from actual experience. These models have been developed using statistical analysis and are independently validated and periodically updated through regular model performance assessment, back-testing processes and ongoing dialogue with the lines of business. Models developed to predict customer behaviour are also used in support of product pricing.

Structural interest rate earnings and economic value sensitivity to an immediate parallel increase or decrease of 100 basis points in the yield curve is disclosed in the following table.

There were no significant changes in our structural market risk management framework during the year.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Structural Interest Rate Sensitivity (1)

	As at October 31, 2018		As at October 31, 2017
(Pre-tax Canadian $ equivalent in millions)	Economic value sensitivity	Earnings sensitivity over the next 12 months	Economic value sensitivity	Earnings sensitivity over the next 12 months
100 basis point increase	(1,079.2)	136.5	(957.8)	136.9
100 basis point decrease	626.5	(304.1)	78.6	(433.4)

(1)	Losses are presented in brackets and benefits are presented as positive numbers.

Insurance Market Risk

Insurance market risk includes interest rate and equity market risk arising from BMO’s insurance business activities. A 100 basis point increase in interest rates at October 31, 2018 would result in an increase in earnings before tax of $37 million ($52 million at October 31, 2017). A 100 basis point decrease in interest rates at October 31, 2018 would result in a decrease in earnings before tax of $37 million ($50 million at October 31, 2017). On an unhedged basis, a 10% decrease in equity market values at October 31, 2018 would result in a decrease in earnings before tax of $44 million ($40 million at October 31, 2017). A 10% increase in equity market values at October 31, 2018 would result in an increase in earnings before tax of $42 million ($40 million at October 31, 2017). During the quarter, a hedging program was put in place that will limit the decrease in earnings before tax due to decreases in equity market values to a maximum of $34 million in a quarter. The impact on earnings from insurance market risk is reflected in insurance claims, commissions and changes in policy benefit liabilities on the Consolidated Statement of Income and the corresponding change in the fair value of our policy benefit liabilities is reflected in Other Liabilities on the Consolidated Balance Sheet. Insurance market risk impacts are not reflected in the table above.

Foreign Exchange Risk

Structural foreign exchange risk arises primarily from translation risk related to the net investment in our U.S. operations and from transaction risk associated with our U.S.-dollar-denominated net income.

Translation risk represents the impact that changes in foreign exchange rates could have on BMO’s reported shareholders’ equity and capital ratios. BMO may enter into arrangements to offset the impact of foreign exchange movements on its capital ratios, and did so during the 2018 fiscal year.

Transaction risk represents the impact that fluctuations in the Canadian/U.S. dollar exchange rate could have on the Canadian dollar equivalent of BMO’s U.S.-dollar-denominated financial results. Exchange rate fluctuations will affect future results measured in Canadian dollars and the impact on those results is a function of the periods during which revenues, expenses and provisions for credit losses arise. Hedging positions may be taken to partially offset the pre-tax effects of Canadian/U.S. dollar exchange rate fluctuations on financial results, although no hedges were executed in the year. If future results are consistent with results in 2018, each one cent increase (decrease) in the Canadian/U.S. dollar exchange rate would be expected to increase (decrease) the Canadian dollar equivalent of our U.S. segment net income before income taxes for the year by $14 million, in the absence of hedging transactions.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Liquidity and Funding Risk

Managing liquidity and funding risk is essential to maintaining a safe and sound enterprise, depositor confidence and earnings stability. It is BMO’s policy to ensure that sufficient liquid assets and funding capacity are available to meet financial commitments, even in times of stress.

Liquidity and Funding Risk Governance

The Corporate Treasury group and the operating groups, as the first line of defence, are responsible for the ongoing management of liquidity and funding risk across the enterprise. The Corporate Treasury group is responsible for identifying, assessing, managing, monitoring, mitigating and reporting on liquidity and funding risks. The Corporate Treasury group develops and recommends the Liquidity and Funding Risk Management Framework and the related risk appetite and limits, monitors compliance with the relevant corporate policies and assesses the impact of market events on liquidity and funding requirements on an ongoing basis.

Enterprise Risk and Portfolio Management, as the second line of defence, provides oversight, independent risk assessment and effective challenge of liquidity and funding management, frameworks, policies, limits, monitoring and reporting across the enterprise. The Risk Management Committee (RMC) and Balance Sheet and Capital Management Committee (BSCMC) provide senior management oversight and also review and discuss significant liquidity and funding policies, issues and developments that arise in the pursuit of our strategic priorities. The Risk Review Committee (RRC) provides oversight of the management of liquidity and funding risk, annually approves applicable policies, limits and the contingency plan, and regularly reviews liquidity and funding positions.

Liquidity and Funding Risk Management

BMO’s Liquidity and Funding Risk Management Framework is defined and authorized under Board-approved corporate policies and management-approved standards. These policies and standards outline key management principles, liquidity and funding metrics and related limits, as well as roles and responsibilities for the management of liquidity and funding risk across the enterprise.

BMO has a robust limit structure in place in order to manage liquidity and funding risk. Limits define the enterprise-level risk appetite for our key Net Liquidity Position (NLP) measure, regulatory liquidity ratios, secured and unsecured funding appetite, for both trading and structural activities, and enterprise collateral pledging. Limits also establish the tolerance for concentrations of maturities, requirements for counterparty liability diversification, business pledging activity, and the size and type of uncommitted and committed credit and liquidity facilities that may be outstanding. Operating within these limits helps to confirm that liquidity and funding risk is appropriately managed. An enterprise-wide contingency plan designed to facilitate effective management in the event of a disruption is also in place. Early warning indicators identified in the contingency plan are regularly monitored in order to detect any signs of growing liquidity or funding risk in the market or risks specific to BMO.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Liquidity and Funding Risk Measurement

A key component of liquidity risk management is the measurement of liquidity risk under stress. BMO uses the NLP as a key measure of liquidity risk. The NLP represents the amount by which liquid assets exceed potential funding needs under a severe combined enterprise-specific and systemic stress scenario. Potential funding needs may arise from obligations to repay retail, commercial and wholesale deposits that are withdrawn or not renewed or to fund drawdowns on available credit and liquidity lines, obligations to pledge collateral due to ratings downgrades or market volatility, and the continuing need to fund new assets or strategic investments. Potential funding needs are quantified by applying factors to various business activities based on management’s view of the relative level of liquidity risk related to each activity. These factors vary by depositor classification (e.g., retail, small business, non-financial corporate or wholesale counterparties) and deposit type (e.g., insured, uninsured, operational or non-operational deposits), as well as by commitment type (e.g., uncommitted or committed credit or liquidity facilities by counterparty type). The stress scenario also considers the time horizon over which liquid assets can be monetized and management’s assessment of the liquidity value of those assets under conditions of market stress. These funding needs are assessed under severe systemic and enterprise-specific stress scenarios and a combination thereof.

Stress testing results are evaluated against BMO’s stated risk tolerance and are considered in management decisions on setting limits and internal liquidity transfer pricing, and they also help to inform and shape the design of business plans and contingency plans. The Liquidity and Funding Risk Management Framework is integrated with enterprise-wide stress testing.

In addition to the NLP, we regularly monitor positions in relation to the limits and liquidity ratios noted in the Liquidity and Funding Risk Management section above. These include regulatory metrics such as the Liquidity Coverage Ratio (LCR) and Net Cumulative Cash Flow.

Unencumbered Liquid Assets

Unencumbered liquid assets include high-quality assets that are marketable, can be pledged as security for borrowings, and can be converted to cash in a time frame that meets our liquidity and funding requirements. Liquid assets are primarily held in our trading businesses, as well as in supplemental liquidity pools that are maintained for contingent liquidity risk management purposes.

As part of the Liquidity and Funding Risk Management Framework, a Pledging of Assets Corporate Policy sets out the framework and pledging limits for financial and non-financial assets.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Funding Strategy

Our funding philosophy requires that secured and unsecured wholesale funding used to support loans and less liquid assets must have a term (typically maturing in two to ten years) that will support the effective term to maturity of these assets. Wholesale secured and unsecured funding for liquid trading assets is largely shorter term (maturing in one year or less), is aligned with the liquidity of the assets being funded, and is subject to limits on aggregate maturities that are permitted across different time periods. Supplemental liquidity pools are funded largely with wholesale term funding.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	41,162	–	–	–	–	–	–	–	980	42,142
Interest bearing deposits with banks	4,964	1,717	1,037	457	112	18	–	–	–	8,305
Securities	4,522	4,283	5,049	7,749	4,943	11,854	32,480	56,004	54,051	180,935
Securities borrowed or purchased under resale agreements	67,804	12,732	2,490	1,781	191	53	–	–	–	85,051
Loans
Residential mortgages	1,782	1,848	4,343	6,306	4,769	24,522	64,636	11,414	–	119,620
Consumer instalment and other personal	607	440	1,026	1,143	943	5,414	19,910	9,812	23,930	63,225
Credit cards	–	–	–	–	–	–	–	–	8,329	8,329
Business and government	13,088	5,921	7,126	6,779	6,218	19,543	75,099	12,247	48,435	194,456
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,639)	(1,639)
Total loans and acceptances, net of allowance	15,477	8,209	12,495	14,228	11,930	49,479	159,645	33,473	79,055	383,991
Other Assets
Derivative instruments	2,040	3,385	1,645	1,012	807	3,407	6,074	7,834	–	26,204
Customers’ liability under acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Other	1,740	506	189	26	6	17	20	4,824	21,507	28,835
Total other assets	20,309	5,879	1,899	1,041	813	3,424	6,094	12,658	21,507	73,624
Total Assets	154,238	32,820	22,970	25,256	17,989	64,828	198,219	102,135	155,593	774,048

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	16,966	6,032	1,200	227	106	–	–	–	3,376	27,907
Business and government	23,524	32,231	22,713	15,893	8,629	22,418	48,684	12,932	126,276	313,300
Individuals	2,582	6,455	7,953	7,619	10,536	11,736	16,327	2,582	115,054	180,844
Total deposits	43,072	44,718	31,866	23,739	19,271	34,154	65,011	15,514	244,706	522,051
Other liabilities
Derivative instruments	1,499	2,456	1,616	913	639	3,831	6,335	7,122	–	24,411
Acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Securities sold but not yet purchased	28,804	–	–	–	–	–	–	–	–	28,804
Securities lent or sold under repurchase agreements	63,496	2,249	8	931	–	–	–	–	–	66,684
Current tax liabilities	–	–	–	–	–	–	–	–	50	50
Deferred tax liabilities	–	–	–	–	–	–	–	–	74	74
Securitization and structured entities’ liabilities	1,044	1,084	475	512	588	4,912	13,398	3,038	–	25,051
Other	8,548	5,568	44	34	184	789	4,455	1,905	14,302	35,829
Total other liabilities	119,920	13,345	2,208	2,393	1,411	9,532	24,188	12,065	14,426	199,488
Subordinated debt	–	–	–	–	–	–	–	6,782	–	6,782
Total Equity	–	–	–	–	–	–	–	–	45,727	45,727
Total Liabilities and Equity	162,992	58,063	34,074	26,132	20,682	43,686	89,199	34,361	304,859	774,048

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,472	3,610	6,892	9,620	11,345	21,056	84,295	3,144	–	141,434
Backstop liquidity facilities	–	–	–	–	–	–	5,627	–	–	5,627
Operating leases	34	70	99	101	100	358	770	1,210	–	2,742
Securities lending	4,939	–	–	–	–	–	–	–	–	4,939
Purchase obligations	56	388	153	155	158	615	186	82	–	1,793

(1)	A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	31,641	–	–	–	–	–	–	–	958	32,599
Interest bearing deposits with banks	3,784	1,579	626	319	182	–	–	–	–	6,490
Securities	3,620	2,917	5,933	5,845	3,625	7,675	22,842	52,615	58,126	163,198
Securities borrowed or purchased under resale agreements	57,919	13,236	2,353	1,241	249	49	–	–	–	75,047
Loans
Residential mortgages	1,045	1,551	4,531	7,687	6,201	19,866	65,547	8,830	–	115,258
Consumer instalment and other personal	517	371	1,084	1,374	1,285	4,211	20,845	8,590	23,667	61,944
Credit cards	–	–	–	–	–	–	–	–	8,071	8,071
Business and government	13,379	7,352	6,454	6,169	5,059	17,948	63,614	11,380	43,712	175,067
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,833)	(1,833)
Total loans and acceptances, net of allowance	14,941	9,274	12,069	15,230	12,545	42,025	150,006	28,800	73,617	358,507
Other Assets
Derivative instruments	1,701	3,748	1,580	1,229	1,306	3,272	7,426	8,689	–	28,951
Customers’ liability under acceptances	14,179	2,263	104	–	–	–	–	–	–	16,546
Other	1,340	475	129	17	11	11	131	4,431	21,697	28,242
Total other assets	17,220	6,486	1,813	1,246	1,317	3,283	7,557	13,120	21,697	73,739
Total Assets	129,125	33,492	22,794	23,881	17,918	53,032	180,405	94,535	154,398	709,580

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	12,462	9,321	2,633	496	25	–	–	–	3,268	28,205
Business and government	23,917	25,224	19,112	12,897	10,806	16,522	42,707	15,712	116,379	283,276
Individuals	3,835	5,081	5,569	5,662	7,999	9,098	15,811	2,075	113,181	168,311
Total deposits	40,214	39,626	27,314	19,055	18,830	25,620	58,518	17,787	232,828	479,792
Other liabilities
Derivative instruments	1,876	3,227	1,512	1,510	1,206	3,477	6,885	8,111	–	27,804
Acceptances	14,179	2,263	104	–	–	–	–	–	–	16,546
Securities sold but not yet purchased	25,163	–	–	–	–	–	–	–	–	25,163
Securities lent or sold under repurchase agreements	53,165	1,644	290	20	–	–	–	–	–	55,119
Current tax liabilities	–	–	–	–	–	–	–	–	125	125
Deferred tax liabilities	–	–	–	–	–	–	–	–	233	233
Securitization and structured entities’ liabilities	10	709	1,523	556	845	3,931	11,812	3,668	–	23,054
Other	12,616	2,536	517	43	239	752	154	2,361	13,143	32,361
Total other liabilities	107,009	10,379	3,946	2,129	2,290	8,160	18,851	14,140	13,501	180,405
Subordinated debt	–	–	–	–	–	–	–	5,029	–	5,029
Total Equity	–	–	–	–	–	–	–	–	44,354	44,354
Total Liabilities and Equity	147,223	50,005	31,260	21,184	21,120	33,780	77,369	36,956	290,683	709,580

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

										2017
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,377	2,302	4,755	8,312	14,560	21,985	71,481	2,283	–	127,055
Backstop liquidity facilities	–	–	–	–	–	–	5,044	–	–	5,044
Operating leases	31	62	91	89	87	329	712	1,032	–	2,433
Securities lending	5,336	–	–	–	–	–	–	–	–	5,336
Purchase obligations	42	83	128	124	129	519	577	157	–	1,759

(1)	A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

Material presented in a blue-tinted font above is an integral part of the 2018 annual consolidated financial statements (see page 78).